Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of other intangible assets

Licenses & software
£000s
Cost
At January 1, 2022	130
Additions	300
Translation adjustment	-
At December 31, 2022	430
At January 1, 2023	430
Additions	-
Translation adjustment	-
At December 31, 2023	430
Accumulated depreciation
At January 1, 2022	106
Charge for the year	4
Translation adjustment	-
At December 31, 2022	110
At January 1, 2023	110
Charge for the year	36
Translation adjustment	-
At December 31, 2023	146
Net book value
As at December 31 2022	320
As at December 31 2023	284